VERSUS CAPITAL REAL ASSETS FUND LLC
Portfolio of Investments – June 30, 2024 (Unaudited)

Shares		Value
Private Investment Funds(a) - 84.8%
	Diversified – 84.8%
89,203	AEW Cold Storage Properties Fund LP(b)	$ 98,233,940
9,578	AgriVest Farmland Fund, Inc	22,633,982
37,403	Blackstone Infrastructure Partners LP	70,416,115
190,247	BTG Pactual Open Ended Core U.S. Timberland Fund LP(c)(d)	295,633,809
—	Ceres Farmland Holdings LP(b)(e)	229,801,196
28,322,574	DigitalBridge Credit(b)	23,459,131
44,338,080	Global Diversified Infrastructure Fund	77,754,179
77,143	Hancock Timberland and Farmland Fund LP(b)	84,311,552
207,175	Harrison Street Infrastructure Fund LP(b)	278,092,755
195,805	IFC Core Farmland Fund LP(c)(d)	251,789,490
—	IFM Global Infrastructure Fund LP(f)	46,069,065
—	IFM US Infrastructure Debt Fund LP(g)	13,620,747
54,785,769	IIF Hedged LP	52,468,902
—	Infrastructure Debt Fund III(b)(h)	7,821,620
121,515	Jamestown Timberland Fund(c)(i)	166,450,206
41,342	Macquarie Global Infrastructure Fund	45,819,677
101,592	National Data Center Fund(b)	134,916,973
123,215	Nuveen - Global Farmland Fund(b)	120,402,544
—	RMS Evergreen US Forestland Fund LP(b)(j)	100,767,244
9,251	Stockbridge Niche Logistics Fund LP	14,014,546
87,250	US Core Farmland Fund LP(c)(i)	139,406,919
—	Versus Capital Real Assets Sub-REIT ll, LLC(c)(k)(l)	103,627,743

	Total Private Investment Funds	2,377,512,335
	(Cost $1,959,448,113)
Common Stocks - 13.2%
	Agricultural Biotech – 0.1%
9,438	Bioceres Crop Solutions Corp.(m)(n)	105,800
16,407	Corteva, Inc.(n)	884,994
		990,794
	Agricultural Chemicals – 0.1%
9,701	CF Industries Holdings, Inc.(n)	719,038
14,191	Nutrien, Ltd.(n)	722,464
		1,441,502
	Agricultural Operations – 0.0%
6,729	Bunge Global SA(n)	718,455
	Airport Development/Maintenance – 1.0%
32,374	Aena SME SA, 144A(n)	6,555,644
2,964,298	Auckland International Airport, Ltd.(n)	13,776,376
293,385	Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares(n)	4,610,771
104,904	Japan Airport Terminal Co., Ltd.(n)	3,586,742
		28,529,533
	Building & Construction Production-Miscellaneous – 0.0%
1,587	Louisiana-Pacific Corp.(n)	130,658
	Building Production-Wood – 0.1%
30,200	Dexco	35,602
6,298	Interfor Corp.(m)(n)	76,052
4,540	Stella-Jones, Inc.(n)	296,251
18,745	Svenska Cellulosa AB SCA, Class B Shares	275,866
3,823	West Fraser Timber Co., Ltd.(n)	293,617
		977,388
	Building-Heavy Construction – 0.9%
416,362	Cellnex Telecom SA, 144A(n)	13,541,953
Shares		Value

	Building-Heavy Construction - (continued)
275,027	Ferrovial SE(n)	$ 10,684,214
514,701	Sacyr SA(n)	1,815,090
		26,041,257
	Chemicals-Diversified – 0.0%
5,238	Croda International, PLC(n)	260,585
3,085	FMC Corp.(n)	177,542
		438,127
	Chemicals-Plastics – 0.0%
62,300	Orbia Advance Corp. SAB de CV(n)	86,903
	Chemicals-Specialty – 0.1%
3,462	Balchem Corp.(n)	532,975
5,034	DSM-Firmenich AG(n)	566,854
12,730	Novozymes A/S, Class B Shares	777,733
		1,877,562
	Consulting Services – 0.0%
9,415	Bureau Veritas SA(n)	261,634
	Containers-Paper/Plastic – 0.1%
38,128	Graphic Packaging Holding Co.(n)	999,335
39,600	Klabin SA	151,809
8,122	Metsa Board Oyj, Class B Shares(n)	63,856
866	Packaging Corp. of America(n)	158,097
26,000	SIG Group AG	477,772
31,675	Stora Enso Oyj, Class R Shares(n)	432,537
4,122	Westrock Co.(n)	207,172
		2,490,578
	Diagnostic Equipment – 0.0%
13,931	Neogen Corp.(m)	217,741
	Electric-Distribution – 1.2%
2,117,774	National Grid, PLC(n)	23,647,357
129,470	Sempra Energy(n)	9,847,488
		33,494,845
	Electric-Generation – 0.3%
43,276	Orsted A/S, 144A(m)	2,298,885
132,312	RWE AG(n)	4,539,008
		6,837,893
	Electric-Integrated – 4.2%
222,428	CenterPoint Energy, Inc.(n)	6,890,819
498,736	CLP Holdings, Ltd.(n)	4,033,835
99,363	CMS Energy Corp.(n)	5,915,079
108,227	Duke Energy Corp.(n)	10,847,592
163,657	Entergy Corp.(n)	17,511,299
596,832	Equatorial Energia SA	3,272,375
9,104	Equatorial Energia SA(m)	50,633
109,222	Eversource Energy(n)	6,193,980
442,644	NextEra Energy, Inc.(n)	31,343,622
1,155,146	PG&E Corp.(n)	20,168,849
95,411	Public Service Enterprise Group, Inc.(n)	7,031,791
91,353	Xcel Energy, Inc.(n)	4,879,164
		118,139,038
	Electric-Transmission – 0.4%
634,120	Red Electrica Corp. SA(n)	11,088,486
	Fisheries – 0.0%
38,191	Mowi ASA	634,749
3,575	Salmar ASA	187,490
		822,239

See accompanying notes to portfolio of investments.

VERSUS CAPITAL REAL ASSETS FUND LLC
Portfolio of Investments – June 30, 2024 (Unaudited) (continued)

Shares		Value

	Food-Miscellaneous/Diversified – 0.0%
9,302	Glanbia PLC	$ 181,308
7,646	Kerry Group, PLC, Class A Shares(n)	619,625
		800,933
	Forestry – 0.0%
3,929	Canfor Corp.(m)(n)	41,672
	Gas-Distribution – 0.6%
179,664	AltaGas, Ltd.(n)	4,059,365
1,187,032	China Resources Gas Group, Ltd.(n)	4,155,772
356,474	ENN Energy Holdings, Ltd.(n)	2,936,389
225,324	NiSource, Inc.(n)	6,491,584
		17,643,110
	Machinery-Farm – 0.1%
4,631	Ag Growth International, Inc.(n)	177,786
6,743	AGCO Corp.(n)	660,005
39,944	Cnh Industrial Nv	404,633
1,628	Deere & Co.(n)	608,270
36,400	Kubota Corp.(n)	511,528
2,488	Lindsay Corp.(n)	305,725
		2,667,947
	Machinery-General Industrial – 0.0%
22,760	Hexagon AB, Class B Shares	257,899
	Medical-Drugs – 0.0%
3,353	Zoetis, Inc.(n)	581,276
	Office Supplies & Forms – 0.0%
577	Avery Dennison Corp.(n)	126,161
	Paper & Related Products – 0.1%
4,721	Billerud AB	43,725
7,320	Cascades, Inc.(n)	48,317
3,348	Holmen AB, Class B Shares	131,735
2,403	International Paper Co.(n)	103,690
5,862	Mondi PLC	113,335
78,000	Nine Dragons Paper Holdings, Ltd.(m)(n)	32,472
5,900	Nippon Paper Industries Co., Ltd.(m)(n)	35,203
38,800	Oji Holdings Corp.(n)	153,165
14,800	Smurfit Kappa Group, PLC(n)	660,119
15,700	Suzano SA	160,255
28,617	UPM-Kymmene Oyj(n)	1,005,102
		2,487,118
	Pastoral & Agricultural – 0.0%
11,136	Darling Ingredients, Inc.(m)(n)	409,248
	Pipelines – 2.0%
125,313	Cheniere Energy, Inc.(n)	21,908,472
56,400	Koninklijke Vopak NV(n)	2,343,202
41,707	Targa Resources Corp.(n)	5,371,027
140,956	TC Energy Corp.(n)	5,343,356
501,010	Williams Cos., Inc./The(n)	21,292,925
		56,258,982
	Public Thoroughfares – 0.4%
1,324,470	Transurban Group(n)	10,923,668
	Steel Pipe & Tube – 0.0%
1,971	Valmont Industries, Inc.(n)	540,941
	Transport-Rail – 0.9%
54,430	Canadian Pacific Kansas City, Ltd.(n)	4,286,604
142,902	CSX Corp.(n)	4,780,072
Shares		Value

	Transport-Rail - (continued)
731,916	East Japan Railway Co.(n)	$ 12,186,152
895,529	Rumo SA	3,308,111
		24,560,939
	Water – 0.6%
329,111	Pennon Group, PLC(n)	2,389,642
510,202	Severn Trent, PLC(n)	15,356,735
		17,746,377

	Total Common Stocks	369,630,904
	(Cost $361,389,901)
Warrants - 0.0%
	Diversified – 0.0%
1	Spearmint Renewable Development Company, LLC(l)(m)	0

	Total Warrants	0
	(Cost $0)
Real Estate Investment Trust - 0.9%
	REITS-Diversified – 0.9%
175,909	Crown Castle, Inc., REIT(n)	17,186,309
21,153	PotlatchDeltic Corp., REIT(n)	833,217
20,809	Rayonier, Inc., REIT(n)	605,334
25,863	SBA Communications Corp., REIT(n)	5,076,907
31,297	Weyerhaeuser Co., REIT(n)	888,522
		24,590,289

	Total Real Estate Investment Trust	24,590,289
	(Cost $34,796,373)
Par
Corporate Debts - 4.1%
	Cable/Satellite TV – 0.4%
$305,000	Cable One, Inc., 144A, 4.00%, 11/15/2030(n)	227,890
2,820,000	CCO Holdings, LLC / CCO Holdings Capital Corp., 144A, 4.75%, 3/1/2030(n)	2,444,282
	Charter Communications Operating, LLC / Charter Communications Operating Capital,
325,000	4.20%, 3/15/2028(n)	307,253
1,180,000	2.80%, 4/1/2031(n)	964,948
260,000	3.90%, 6/1/2052(n)	163,196
	Comcast Corp.,
165,000	4.15%, 10/15/2028(n)	159,777
400,000	3.25%, 11/1/2039(n)	308,017
340,000	4.70%, 10/15/2048(n)	300,844
735,000	Cox Communications, Inc., 144A, 3.50%, 8/15/2027	695,024
1,743,000	CSC Holdings, LLC, 144A, 4.50%, 11/15/2031(n)	1,126,162
630,000	Directv Financing, LLC, 144A, 8.88%, 2/1/2030	617,105
1,605,000	DISH Network Corp., 144A, 11.75%, 11/15/2027(n)	1,575,218
615,000	GCI, LLC, 144A, 4.75%, 10/15/2028(n)	561,918
330,000	UPC Broadband Finco BV, 144A, 4.88%, 7/15/2031(n)	299,907
1,375,000	Virgin Media Secured Finance, PLC, 144A, 4.50%, 8/15/2030(n)	1,167,150

See accompanying notes to portfolio of investments.

VERSUS CAPITAL REAL ASSETS FUND LLC
Portfolio of Investments – June 30, 2024 (Unaudited) (continued)

Par		Value
	Cable/Satellite TV - (continued)
$185,000	VZ Secured Financing BV, 144A, 5.00%, 1/15/2032(n)	$ 157,951
330,000	Ziggo Bond Co. BV, 144A, 5.13%, 2/28/2030(n)	280,898
		11,357,540
	Cellular Telecom – 0.2%
705,000	Altice France SA, 144A, 5.50%, 1/15/2028(n)	483,645
	Rogers Communications, Inc.,
955,000	3.80%, 3/15/2032(n)	853,577
1,630,000	UST + 3.59%, 5.25%, 3/15/2082, 144A(n)(o)	1,563,105
	T-Mobile USA, Inc.,
310,000	4.75%, 2/1/2028(n)	305,535
1,252,000	3.50%, 4/15/2031(n)	1,126,276
1,055,000	3.40%, 10/15/2052(n)	720,830
	Vodafone Group, PLC,
525,000	USSWAP + 4.87%, 7.00%, 4/4/2079(n)(o)	541,972
679,000	UST + 2.77%, 4.13%, 6/4/2081(n)(o)	579,693
		6,174,633
	Electric-Distribution – 0.4%
590,000	Consolidated Edison Co. of New York, Inc., 3.95%, 4/1/2050(n)	460,829
615,000	Exelon Corp., 5.15%, 3/15/2028(n)	613,814
	Lackawanna Energy Center,
8,142,857	SOFR + 5.00%, 10.33%, 8/6/2029(p)	8,209,018
1,774,892	SOFR + 5.00%, 10.33%, 8/6/2029(p)	1,789,313
950,000	NSTAR Electric Co., 3.25%, 5/15/2029(n)	883,171
305,000	Sempra, UST + 2.79%, 6.88%, 10/1/2054(n)(o)	303,886
		12,260,031
	Electric-Generation – 0.1%
445,000	Atlantica Sustainable Infrastructure, PLC, 144A, 4.13%, 6/15/2028(n)	435,854
100,000	Electricite de France SA, 144A, UST + 5.41%, 9.13%, 3/15/2033(n)(o)	109,010
695,000	Vistra Operations Co., LLC, 144A, 7.75%, 10/15/2031(n)	724,312
		1,269,176
	Electric-Integrated – 0.8%
	AES Corp.,
2,065,000	2.45%, 1/15/2031(n)	1,701,057
305,000	UST + 3.20%, 7.60%, 1/15/2055(n)(o)	308,933
340,000	Ameren Corp., 3.50%, 1/15/2031(n)	306,697
	American Electric Power Co., Inc.,
1,105,000	4.30%, 12/1/2028(n)	1,061,980
835,000	3.25%, 3/1/2050(n)	548,324
650,000	UST + 2.75%, 7.05%, 12/15/2054(o)	648,764
475,000	Black Hills Corp., 5.95%, 3/15/2028(n)	486,381
	Dominion Energy, Inc.,
1,040,000	3.90%, 10/1/2025(n)	1,018,773
200,000	UST + 2.39%, 6.88%, 2/1/2055(n)(o)	204,242
847,000	DTE Electric Co., 2.63%, 3/1/2031(n)	730,908
2,045,000	Duke Energy Carolinas, LLC, 2.45%, 8/15/2029(n)	1,804,230
Par		Value
	Electric-Integrated - (continued)
$315,000	Duke Energy Corp., 4.30%, 3/15/2028(n)	$ 305,721
285,000	Duke Energy Florida, LLC, 6.40%, 6/15/2038(n)	305,602
505,000	Emera US Finance LP, 3.55%, 6/15/2026(n)	484,543
1,085,000	Emera, Inc., 6.75%, 6/15/2076(n)	1,080,870
615,000	Entergy Corp., UST + 2.67%, 7.13%, 12/1/2054(n)(o)	611,087
345,000	Evergy, Inc., 2.90%, 9/15/2029(n)	308,286
	Florida Power & Light Co.,
165,000	3.13%, 12/1/2025(n)	160,261
590,000	2.88%, 12/4/2051(n)	375,047
500,000	Monongahela Power Co., 144A, 5.40%, 12/15/2043(n)	468,331
	NextEra Energy Capital Holdings, Inc.,
1,120,000	SOFR + 2.39%, 7.73%, 6/15/2067(n)(p)	1,093,360
260,000	UST + 2.55%, 3.80%, 3/15/2082(n)(o)	240,971
870,000	Pacific Gas and Electric Co., 4.95%, 7/1/2050(n)	719,484
934,000	PPL Capital Funding, Inc., SOFR + 2.93%, 8.26%, 3/30/2067(n)(p)	927,788
330,000	Public Service of Colorado, 5.25%, 4/1/2053(n)	301,896
1,770,000	Public Service Co. of Colorado, 1.88%, 6/15/2031(n)	1,416,917
400,000	Public Service Electric & Gas Co., 3.00%, 5/15/2027(n)	379,489
350,000	San Diego Gas & Electric Co., 4.50%, 8/15/2040(n)	312,121
	Southern California Edison Co.,
1,775,000	2.25%, 6/1/2030(n)	1,506,103
395,000	4.00%, 4/1/2047(n)	302,715
1,665,000	Southern Co., 3.70%, 4/30/2030(n)	1,535,709
	Southern Co. (The),
320,000	3.25%, 7/1/2026(n)	307,741
365,000	4.40%, 7/1/2046(n)	305,069
355,000	Virginia Electric & Power Co., 4.45%, 2/15/2044(n)	300,215
		22,569,615
	Electric-Transmission – 0.0%
390,000	AEP Transmission Co., LLC, 5.40%, 3/15/2053(n)	373,317
	Gas-Distribution – 0.1%
305,000	CenterPoint Energy Resources Corp., 5.25%, 3/1/2028(n)	306,242
375,000	Nisource Finance Corp., 4.38%, 5/15/2047(n)	302,017
1,960,000	NiSource, Inc., 2.95%, 9/1/2029(n)	1,762,383
1,659,000	Sempra Global, 144A, 3.25%, 1/15/2032(n)	1,369,663
		3,740,305

See accompanying notes to portfolio of investments.

VERSUS CAPITAL REAL ASSETS FUND LLC
Portfolio of Investments – June 30, 2024 (Unaudited) (continued)

Par		Value
	Independent Power Producer – 0.1%
$760,000	Calpine Corp., 144A, 5.13%, 3/15/2028(n)	$ 731,499
1,133,000	Clearway Energy Operating, LLC, 144A, 3.75%, 2/15/2031(n)	989,404
	NRG Energy, Inc.,
1,435,000	2.45%, 12/2/2027, 144A(n)	1,295,684
375,000	5.25%, 6/15/2029, 144A(n)	360,145
420,000	3.63%, 2/15/2031, 144A(n)	360,505
		3,737,237
	Internet Connective Services – 0.0%
590,000	Cogent Communications Group, Inc., 144A, 3.50%, 5/1/2026(n)	565,563
	Internet Telephony – 0.0%
625,000	Cablevision Lightpath, LLC, 144A, 3.88%, 9/15/2027(n)	553,314
	Machinery-Pumps – 0.0%
535,000	Xylem, Inc., 2.25%, 1/30/2031(n)	449,229
	Multimedia – 0.0%
1,000,000	NBCUniversal Media, LLC, 4.45%, 1/15/2043(n)	863,338
	Non-hazardous Waste Disposal – 0.1%
515,000	GFL Environmental, Inc., 144A, 3.50%, 9/1/2028(n)	475,247
1,410,000	Waste Connections, Inc., 4.20%, 1/15/2033(n)	1,309,829
565,000	Waste Management, Inc., 1.50%, 3/15/2031(n)	452,426
257,000	Wrangler Holdco Corp., 144A, 6.63%, 4/1/2032	256,069
		2,493,571
	Oil Refining & Marketing – 0.1%
1,176,000	Parkland Corp., 144A, 4.50%, 10/1/2029(n)	1,077,381
443,000	Sunoco LP / Sunoco Finance Corp., 4.50%, 5/15/2029(n)	414,635
		1,492,016
	Pipelines – 1.0%
1,135,000	Antero Midstream Partners LP / Antero Midstream Finance Corp., 144A, 5.38%, 6/15/2029(n)	1,101,003
425,000	Buckeye Partners LP, 4.13%, 12/1/2027(n)	397,464
	Cheniere Corpus Christi Holdings, LLC,
330,000	3.70%, 11/15/2029(n)	305,054
1,025,000	2.74%, 12/31/2039(n)	824,564
1,120,000	Cheniere Energy, Inc., 4.63%, 10/15/2028(n)	1,087,758
990,000	DCP Midstream Operating LP, 5.60%, 4/1/2044(n)	948,893
	DT Midstream, Inc.,
395,000	4.13%, 6/15/2029, 144A(n)	365,237
935,000	4.30%, 4/15/2032, 144A(n)	848,318
1,350,000	El Paso Natural Gas Co., LLC, 144A, 3.50%, 2/15/2032(n)	1,151,574
	Enbridge, Inc.,
1,090,000	3.13%, 11/15/2029(n)	984,604
160,000	5.70%, 3/8/2033(n)	161,317
Par		Value
	Pipelines - (continued)
$1,144,000	SOFR + 3.68%, 5.50%, 7/15/2077(n)(o)	$ 1,079,760
1,265,000	Energy Transfer, 5.75%, 2/15/2033(n)	1,278,819
	Energy Transfer LP,
335,000	UST + 5.13%, 6.75%, 5/15/2025(n)(o)	334,562
560,000	UST + 5.31%, 7.13%, 5/15/2030(n)(o)	556,102
525,000	SOFR + 3.28%, 8.61%, 11/1/2066(n)(p)	516,071
	Enterprise Products Operating, LLC,
377,000	2.80%, 1/31/2030(n)	336,870
640,000	4.85%, 3/15/2044(n)	576,766
365,000	SOFR + 3.29%, 5.25%, 8/16/2077(n)(o)	349,968
180,000	SOFR + 3.25%, 8.57%, 8/16/2077(n)(p)	179,387
1,040,000	SOFR + 2.83%, 5.38%, 2/15/2078(n)(o)	973,971
770,000	EQM Midstream Partners LP, 144A, 4.50%, 1/15/2029(n)	727,235
235,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 2/1/2028(n)	237,687
360,000	Global Partners LP / GLP Finance Corp., 7.00%, 8/1/2027(n)	361,782
92,000	Global Partners LP/GLP Finance Corp., 144A, 8.25%, 1/15/2032(n)	94,630
580,000	Hess Midstream Operations LP, 144A, 5.50%, 10/15/2030(n)	560,831
375,000	Kinder Morgan, Inc., 2.00%, 2/15/2031(n)	307,387
580,000	Kinetik Holdings LP, 144A, 5.88%, 6/15/2030(n)	571,901
910,000	MPLX LP, 1.75%, 3/1/2026(n)	855,579
570,000	NuStar Logistics LP, 5.63%, 4/28/2027(n)	565,562
	ONEOK, Inc.,
945,000	3.10%, 3/15/2030(n)	845,228
295,000	6.05%, 9/1/2033(n)	303,866
195,000	Plains All American Pipeline LP, SOFR + 4.37%, 9.69%, 11/15/2171(n)(p)	195,119
820,000	Plains All American Pipeline LP / PAA Finance Corp., 3.55%, 12/15/2029(n)	749,054
385,000	Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/2025(n)	379,986
972,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144A, 6.00%, 12/31/2030(n)	906,220
570,000	Targa Resources Corp., 4.20%, 2/1/2033(n)	512,788
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
515,000	4.88%, 2/1/2031(n)	491,762
1,565,000	4.00%, 1/15/2032(n)	1,410,945
515,000	TransCanada PipeLines Ltd., 4.25%, 5/15/2028(n)	498,163
1,073,000	TransCanada PipeLines, Ltd., SOFR + 2.47%, 7.79%, 5/15/2067(n)(p)	981,386
560,000	Venture Global Calcasieu Pass, LLC, 144A, 6.25%, 1/15/2030(n)	568,692
545,000	Venture Global LNG, Inc., 144A, 8.38%, 6/1/2031(n)	565,697

See accompanying notes to portfolio of investments.

VERSUS CAPITAL REAL ASSETS FUND LLC
Portfolio of Investments – June 30, 2024 (Unaudited) (continued)

Par		Value
	Pipelines - (continued)
$1,130,000	Western Midstream Operating LP, 4.75%, 8/15/2028(n)	$ 1,105,496
365,000	Williams Co., Inc, 2.60%, 3/15/2031(n)	308,482
		28,463,540
	REITS-Diversified – 0.2%
	American Tower Corp.,
320,000	3.38%, 10/15/2026, REIT(n)	305,732
865,000	3.10%, 6/15/2050, REIT(n)	559,066
900,000	Crown Castle, Inc., REIT, 5.20%, 2/15/2049(n)	816,860
	Digital Realty Trust LP,
430,000	3.70%, 8/15/2027, REIT(n)	410,651
660,000	3.60%, 7/1/2029, REIT(n)	612,474
915,000	Equinix, Inc., REIT, 3.20%, 11/18/2029(n)	824,750
740,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital, LLC, 144A, REIT, 10.50%, 2/15/2028(n)	725,461
		4,254,994
	Retail-Propane Distribution – 0.1%
595,000	Ferrellgas Escrow LLC / FG Operating Finance Escrow Corp., 144A, 5.88%, 4/1/2029(n)	547,866
622,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 144A, 5.00%, 6/1/2031(n)	560,671
		1,108,537
	Telecom Services – 0.1%
1,065,000	Bell Telephone Co. of Canada or Bell Canada, 2.15%, 2/15/2032(n)	854,191
1,390,000	Frontier Communications Holdings, LLC, 144A, 8.63%, 3/15/2031(n)	1,433,357
205,000	Iliad Holding SAS, 144A, 7.00%, 10/15/2028(n)	203,458
970,000	TELUS Corp., 3.40%, 5/13/2032(n)	843,529
		3,334,535
	Telephone-Integrated – 0.2%
600,000	Telecom Italia Capital SA , 6.38%, 11/15/2033(n)	561,771
	AT&T, Inc.,
1,070,000	3.80%, 2/15/2027(n)	1,034,020
190,000	2.75%, 6/1/2031(n)	162,752
445,000	3.50%, 9/15/2053(n)	302,318
465,000	Level Financing, Inc., 144A, 10.50%, 5/15/2030(n)	462,868
	Verizon Communications Inc.,
200,000	2.36%, 3/15/2032(n)	163,564
420,000	3.55%, 3/22/2051(n)	302,478
	Verizon Communications, Inc.,
1,000,000	4.33%, 9/21/2028(n)	972,532
1,090,000	2.65%, 11/20/2040(n)	751,227
		4,713,530
	Transport-Rail – 0.2%
180,000	Brightline East, LLC, 144A, 11.00%, 1/31/2030(n)	164,315
	Canadian National Railway Co.,
1,000,000	3.85%, 8/5/2032(n)	923,387
Par		Value
	Transport-Rail - (continued)
$640,000	3.20%, 8/2/2046(n)	$ 462,039
1,000,000	CSX Corp., 4.10%, 11/15/2032(n)	934,440
	Union Pacific Corp.,
1,185,000	2.40%, 2/5/2030(n)	1,037,616
900,000	4.50%, 1/20/2033(n)	867,402
615,000	3.20%, 5/20/2041(n)	465,568
		4,854,767

	Total Corporate Debts	114,628,788
	(Cost $119,110,376)
Private Debts - 1.2%
2,761,330	Future Fiber Holdings, LLC., SOFR + 6.50%, 11.81%, 5/1/2028(a)(l)(p)(q)	2,826,774
1,094,759	Future Fiber Holdings, LLC., SOFR + 6.50%, 11.88%, 5/1/2028(a)(l)(p)(q)	1,120,705
686,806	Future Fiber Holdings, LLC., SOFR + 6.50%, 11.82%, 5/1/2028(a)(l)(p)(q)	703,083
666,667	Future Fiber Holdings, LLC., SOFR + 6.50%, 11.84%, 5/1/2028(a)(l)(p)(q)	682,467
5,166,667	Future Fiber Holdings, LLC. Unfunded, 1.00%, 5/1/2025(a)(l)	104,152
569,231	Spearmint Renewable Development Company, LLC Tranche A, 13.75%, 6/9/2027(a)(l)	555,740
2,336,965	Spearmint Renewable Development Company, LLC Tranche A, 13.75%, 6/9/2027(a)(l)(q)	2,281,579
1,430,769	Spearmint Renewable Development Company, LLC Tranche B, 10.75%, 9/9/2025(a)(l)	1,396,860
5,841,066	Spearmint Renewable Development Company, LLC Tranche B, 10.75%, 9/9/2025(a)(l)(q)	5,702,633
20,000,000	Vantage Data Centers, 10.50%, 9/20/2029(a)(l)	19,858,000

	Total Private Debts	35,231,993
	(Cost $35,011,529)
Shares
Short-Term Investment - 1.4%
40,304,131	Fidelity Investments Money Market Treasury Portfolio, Institutional Share Class 5.19%	40,304,131
	(Cost $40,304,131)
	Total Investments - 105.6%	2,961,898,440
	(Cost $2,550,060,423)
	Other Liabilities - (5.6)%	(157,406,053)
	Net Assets - 100.0%	$2,804,492,387

See accompanying notes to portfolio of investments.

VERSUS CAPITAL REAL ASSETS FUND LLC
Portfolio of Investments – June 30, 2024 (Unaudited) (continued)

(a)	Restricted Securities.
(b)	The Fund owns more than 5.0% of the Private Investment Fund, but has contractually limited its voting interests to less than 5.0% of total voting interests.
(c)	Affiliated issuer.
(d)	The Fund owns more than 25% of the Private Investment Fund, but has contractually limited its voting interests to less than 5% of total voting interests.
(e)	Partnership is not designated in units. The Fund owns approximately 14.1% of this fund.
(f)	Partnership is not designated in units. The Fund owns approximately 1.7% of this Fund.
(g)	Partnership is not designated in units. The Fund owns approximately 3.5% of this Fund.
(h)	Partnership is not designated in units. The Fund owns approximately 9.9% of this fund.
(i)	The Fund owns more than 50% of the Private Investment Fund, but has contractually limited its voting interests to less than 5% of total voting interests.
(j)	Partnership is not designated in units. The Fund owns approximately 11.9% of this Fund.
(k)	Investment is a wholly-owned and controlled subsidiary that is not designated in units.
(l)	Security value was determined by using significant unobservable inputs.
(m)	Non-income producing security.
(n)	All or a portion of the security position has been segregated for collateral to cover borrowings.
(o)	The security is currently paying a fixed rate as presented and set to convert to a variable rate at a later date with the rate determined as [Referenced Rate + Basis-point spread].
(p)	Variable rate security. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].
(q)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
Portfolio Abbreviations:
144A - Rule 144A Security
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
USSWAP - USD 5 Year Swap Rate
UST - 5 Year United States Treasury Rate
Industry	% of Net Assets
Diversified	84.8%
Electric-Integrated	5.0%
Pipelines	3.0%
Electric-Distribution	1.6%
Short-Term Investment	1.4%
Private Debts	1.2%
Transport-Rail	1.1%
REITS-Diversified	1.1%
Airport Development/Maintenance	1.0%
All Other Industries	5.4%
Liabilities in excess of Other Assets	(5.6)%
Total	100.0%

See accompanying notes to portfolio of investments.

VERSUS CAPITAL REAL ASSETS FUND LLC
Notes to Portfolio of Investments
For the Period Ended June 30, 2024 (Unaudited)

Securities Valuation - The Board of Directors (the “Board”) has established procedures (the “Procedures”) pursuant to which the Fund prices its securities, consistent with Sections 2(a)(5) and 2(a)(41) of the 1940 Act, as follows:
Publicly Traded Securities - Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the official closing price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no published closing price on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the closing price of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If, after the close of a domestic or foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, the domestic or foreign securities may be fair valued pursuant to the Procedures.
Securities traded in the over-the-counter market, such as fixed-income securities and certain equities, including listed securities whose primary market is believed by Versus Capital Advisors LLC (the “Adviser”) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board deems appropriate to reflect their fair market value. If there has been no official closing price on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Fixed-income securities typically will be valued on the basis of prices provided by a pricing service, generally an evaluated price or the mean of closing bid and ask prices obtained by the pricing service, when such prices are believed by the Adviser to reflect the fair market value of such securities. Syndicated loans are valued by Approved Pricing Sources at the average of broker quotes obtained from market makers deemed reliable by their internal evaluation staff or by internally developed models that incorporate both indicative quotes and actual trade data for similar loans.
Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value.
Investments in open-end mutual funds are valued at their closing NAV.
Securities for which market prices are unavailable, or securities for which the Adviser determines that the market quotation is unreliable, will be valued at fair value pursuant to the Procedures. In these circumstances, the Adviser determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. The Fund’s use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.
Private Investment Funds - The Fund typically values its investments in each Private Investment Fund according to the value reported by each Private Investment Fund’s quarterly NAV statement. The Fund also reviews this information for reasonableness based on its knowledge of current market conditions and the individual characteristics of each Private Investment Fund and may clarify or validate the reported information with the applicable manager of the Private Investment Fund.  The valuation for each Private Investment Fund is individually updated as soon as the Fund completes its reasonableness review, including any necessary information validations with the manager of the Private Investment Fund, and typically within 45 calendar days after the end of each quarter for all Private Investment Funds. The Fund may conclude, in certain circumstances, that the information provided by any such manager does not represent the fair value of the Fund’s investment in a Private Investment Fund and is not indicative of what actual fair value would be under current market conditions. In those circumstances, the Fund may determine to value it’s investment in the Private Investment Fund at a discount or a premium to the reported value received from the Private Investment Fund. Any such decision will be made in good faith by the Fund and will be reported to the Board’s Valuation Committee at its next regularly scheduled quarterly meeting. The Fund shall use its best efforts to ensure that each of such Private Investment Funds has in place policies and procedures that provide underlying principles behind the disclosure of reliable information with adequate supporting operational practices.
Additionally, between the quarterly valuation periods, the NAVs of such Private Investment Funds are adjusted daily based on the total return that each Private Investment Fund is estimated by the Fund to generate during the current quarter (the “Investment Accrual Rate”). The Fund determines the Investment Accrual Rate at the beginning of each quarter, based on internally developed models that weight the expected impacts of income and appreciation projections by property sector, adjusting for expected market factors and underlying expenses. The Fund monitors these estimates regularly and updates them as necessary if macro or individual fund changes warrant any adjustments.
In certain circumstances, the Fund may access daily or periodic NAV information provided by a Private Investment Fund.  In such an instance, the Fund may determine to value it’s investment in a Private Investment Fund according to this information and may forego daily valuation adjustments based on an Investment Accrual Rate.
If the Fund does not have access to sell shares of a Private Investment Fund in its primary market, the Fund may determine to fair value the Private Investment Fund at a price other than its NAV.   In such an instance, the Fund may consider any information it deems appropriate including as received from broker-dealers and/or pricing services or comparable sales in the secondary market.  Any such fair valuation determinations will be made in good faith by the Fund, may be based upon an internally developed pricing model, and will be reported to the Board’s Valuation Committee at its next regularly scheduled quarterly meeting.
The June 30, 2024 Portfolio of Investments presented herein reports the value of all the Fund’s investments in Private Investment Funds at the respective NAVs provided by the managers of the Private Investment Funds and their agents, which may differ from the valuations used by the Fund in its June 30, 2024 NAV calculation.

VERSUS CAPITAL REAL ASSETS FUND LLC
Notes to Portfolio of Investments
For the Period Ended June 30, 2024 (Unaudited) (continued)

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or may otherwise be less liquid than publicly traded securities.
Sub-REIT Investment - The Fund has adopted procedures pursuant to which the Fund will value its investment in the Sub-REIT at fair value. In accordance with these procedures, the Adviser shall require the external management companies of any direct investments to follow similar procedures to those that are outlined above for the continuously offered Private Investment Funds.
At June 30, 2024, Versus Capital Real Assets Sub-REIT II LLC owned: an alfalfa property in Bent County, Colorado fair valued at approximately $19.1 million; almond, walnut, peach and prune properties in Placer and Sutter counties in California fair valued at approximately $24.4 million, net of property level debt; a citrus property in Collier County, Florida fair valued at approximately $32.5 million; and a hazelnut property in Benton County, Oregon fair valued at approximately $21.0 million.
Private Debt Investments - The Fund will use its best efforts to value each private debt investment at its fair value under current market conditions. In doing so, the Fund will engage external valuation consultants to aid in the fair value determination of each private debt investment.
The Fund will work with the external valuation consultants to select an appropriate fair valuation approach for each private debt investment, which may include, but is not limited to, yield, market and cost approaches, or a combination of approaches. The external valuation consultant, in consultation with the Valuation Designee, may develop a unique valuation model or method for each individual private debt investment. The models and/or methods used may consider, among other things, comparable sector curve information, public market valuations, transaction prices, discounted cash flow analyses, assessments of borrower credit quality, borrower- or project-specific financial information, and/or other relevant information. Models may apply changes to certain public market inputs, such as comparable sector curves and/or benchmarks, only upon a change exceeding predetermined volatility thresholds and may also incorporate adjustments to public market inputs, such as the application of haircuts at levels which may vary based on market circumstances. The models and/or methods used by the external valuation consultant will produce information such as a specific price estimate, an estimated valuation range or confirmation that the prior day’s price estimate remains appropriate.
The Fund will review the intended valuation approach and/or valuation model for each private debt investment as developed by an external valuation consultant prior to its implementation. This review may consider numerous factors such as the particular investment’s contractual cash flows, the financial strength and operational performance of the borrower, and the debt instrument’s spread to relevant base rates. The Fund may receive certain initial and/or periodic financial information from the borrower, loan administrator, arranger, monitoring agent, and/or other external parties, and will provide this information to the external valuation consultant for consideration in the valuation model.
The Fund will determine a fair valuation for each private debt investment daily, typically based on information received from an external valuation consultant (i.e., outputs from the models and/or methods described above). The Fund will review the valuation estimates provided by the external valuation consultants for reasonableness based on its knowledge of each investment and current market conditions. When a valuation range is provided, the Fund will generally determine to keep the valuation unchanged if the prior day’s price falls within the current day’s range. These valuation processes may result in a private debt investment’s valuation being unchanged for a period of time.
In certain circumstances, an externally provided valuation range or specific price estimate may be unavailable or the Fund may determine that the valuation received does not represent the fair value of the private debt investment based on current market conditions. In such an instance, the Fund will determine the fair value of the investment, in good faith, via alternative means which may include, among others, valuing the investment at its prior day’s price, valuing the investment at its amortized cost, or implementing an internally developed model. In determining such a fair valuation, the Fund may consider any information it deems appropriate including as received directly from the borrower, as received from alternative external information sources, including monitoring agents, or as reflected by current general market conditions.
Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•     Level 1 – unadjusted quoted prices in active markets for identical securities
•    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, pre-payment speeds, credit risk, etc.)
•     Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; the existence of contemporaneous, observable trades in the market; and changes in listings or delistings on national exchanges. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

VERSUS CAPITAL REAL ASSETS FUND LLC
Notes to Portfolio of Investments
For the Period Ended June 30, 2024 (Unaudited) (continued)

	Total Fair Value at 06/30/2024	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Private Investment Funds (Sub-REIT)*	$103,627,743	$—	$—	$103,627,743
Common Stocks*	369,630,904	230,045,146	139,585,758	—
Warrants*	—**	—	—	—**
Real Estate Investment Trust*	24,590,289	24,590,289	—	—
Corporate Debts*	114,628,788	—	114,628,788	—
Private Debts*	35,231,993	—	—	35,231,993
Short-Term Investment	40,304,131	40,304,131	—	—
Subtotal	$688,013,848	$294,939,566	$254,214,546	$138,859,736
Private Investment Funds (held at NAV)*	2,273,884,592
Total	$2,961,898,440
*	See Portfolio of Investments for industry breakout.
**	Securities valued at $0.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Total	Private Investment Funds (Sub-REIT)	Warrants	Private Debts
Balance as of 03/31/2024	$139,483,714	$105,031,520	$—	$34,452,194
Transfers into Level 3	—	—	—	—
Net purchases (sales)	732,653	—	—	732,653
Accretion and Amortization	30,731	—	—	30,731
Realized Gain	—	—	—	—
Change in unrealized gain/loss	(1,387,362)	(1,403,777)	—	16,415
Balance as of 06/30/2024	$138,859,736	$103,627,743	$—**	$35,231,993
** Securities valued at $0.
For the period ended June 30, 2024, the total change in unrealized gain/loss on Level 3 securities still held at the end of the period was $(1,387,362).
The Sub-REIT is categorized as Level 3 of the fair value hierarchy and their fair values are largely based upon the externally appraised values of the underlying properties that they hold. Such appraisals are generally based on identified comparable sales as well as discounted cash flow analyses that rely on contractual lease factors, estimates of crop yields and appropriate discount rates. Significant changes in such estimates could have material changes to the appraised values of the underlying properties and the resulting fair values of the Sub-REIT. The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy at June 30, 2024:
Category	Total Fair Value at 06/30/2024	Valuation Technique	Unobservable Inputs	Input Range
Private Investments Funds (Sub-REIT)	103,627,743	Income Capitalization Approach	Discount Rate	2.90% - 7.50%
		Sales Comparison Approach	Price Per Net Acre	$2,800 - $24,000
Warrants	—**	Intrinsic Value	Redemption Price	$0.00
Private Debts	35,231,993	Amortized Cost	Cost	$0.98
		Discounted Cash Flow	Discount Rate	10.42% - 15.44%
Balance as of 06/30/2024	$138,859,736
** Securities valued at $0.
Foreign Currency - Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses).

VERSUS CAPITAL REAL ASSETS FUND LLC
Notes to Portfolio of Investments
For the Period Ended June 30, 2024 (Unaudited) (continued)

Market Risk Factors - The Fund’s investments in securities and/or financial instruments may expose the Fund to various market risk factors including, but not limited to the following:
General Market Fluctuations Will Affect the Fund’s Returns. At times, the Fund’s investments in Private Investment Funds and Real Asset Related Investments will be negatively affected by the broad investment environment in the timberland, agriculture/farmland or infrastructure markets, the debt market and/or the equity securities market.
Risks of Investing in Infrastructure. An investment in the Fund is subject to certain risks associated with the ownership of infrastructure and infrastructure-related assets in general, including: the burdens of ownership of infrastructure; local, national and international economic conditions; the supply and demand for services from and access to infrastructure; the financial condition of users and suppliers of infrastructure assets; changes in interest rates and the availability of funds which may render the purchase, sale or refinancing of infrastructure assets difficult or impracticable; changes in environmental laws and regulations, and planning laws and other governmental rules; environmental claims arising in respect of infrastructure acquired with undisclosed or unknown environmental problems or as to which inadequate reserves have been established; changes in energy prices; changes in fiscal and monetary policies; negative developments in the economy that depress travel; uninsured casualties; force majeure acts, terrorist events, under-insured or uninsurable losses; and other factors which are beyond the reasonable control of the Fund or the Private Investment Funds.
Risks of Investing in Timberland. An investment in the Fund is subject to certain risks associated with the ownership of timberland, timber and timber-related assets in general, including: the volatility of forest product prices; changes in foreign and U.S. trade and tariff policies; general market forces, such as regional growth rates, construction activity, changes in currency exchange rates and capital spending; competition from the use of alternative building materials and other decreases in demand; forestry regulations restricting timber harvesting or other aspects of business; the illiquidity of timber related asset investments; losses from fire and other causes; uninsured casualties; force majeure acts, terrorist events, underinsured or uninsurable losses; and other factors which are beyond the reasonable control of the Fund or the Private Investment Funds.
Risks of Investing in Agriculture/Farmland. Investments in agriculture/farmland are subject to various risks, including adverse changes in national or international economic conditions, adverse local market conditions, adverse natural conditions such as storms, floods, drought, windstorms, hail, temperature extremes, frosts, soil erosion, infestations and blights, failure of irrigation or other mechanical systems used to cultivate the land, financial conditions of tenants, marketability of any particular kind of crop that may be influenced, among other things, by changing consumer tastes and preferences, import and export restrictions or tariffs, casualty or condemnation losses, government subsidy or production programs, buyers and sellers of properties, availability of excess supply of property relative to demand, changes in availability of debt financing, changes in interest rates, real estate tax rates and other operating expenses, environmental laws and regulations, governmental regulation of and risks associated with the use of fertilizers, pesticides, herbicides and other chemicals used in commercial agriculture, zoning laws and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of properties, risk due to dependence on cash flow, as well as acts of God, uninsurable losses and other factors which are beyond the control of Private Investment Funds.
Risks of Investing in Equity Securities. The prices of equity and preferred securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Preferred securities may be subject to additional risks, such as risks of deferred distributions, liquidity risks, and differences in shareholder rights associated with such securities.
Unfunded Commitments. In order to meet its obligation to provide capital for unfunded commitments, the Fund may have to hold some, or in certain cases a substantial amount, of its assets temporarily in money market securities, cash or cash equivalents, possibly for several months; liquidate portfolio securities at an inopportune time; or borrow under a line of credit. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Adviser’s strategy.
Risks of Investing in Debt Securities. The Fund will invest in real asset related debt securities. Other factors may materially and adversely affect the market price and yield of such debt securities, including investor demand, changes in the financial condition of the borrower, government fiscal policy and domestic or worldwide economic conditions. The Fund’s debt securities will be subject to credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due.
Interest Rate Risk. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities or other types of bonds to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.). Recently, the U.S. Federal Reserve has increased interest rates from historically low levels, resulting in rising interest rates across the financial system. Thus, the Fund currently faces a heightened level of risk associated with high interest rates and/or bond yields.
Liquidity Risk. The Fund will invest in restricted securities and other investments that are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration under the Securities Act. The Fund may be unable to sell restricted and other illiquid securities at the most opportune times or at prices approximating the value at which it purchased such securities. The Fund’s portfolio may include a number of investments for which no market exists and which have substantial restrictions on transferability.
In addition, the Fund’s interests in the Private Investment Funds are subject to substantial restrictions on transfer. The Fund may liquidate an interest and withdraw from a Private Investment Funds pursuant to limited withdrawal rights. Some Private Investment Funds may subject the Fund to a lockup period or otherwise suspend the repurchase rights of their shareholders, including the Fund, from time to time. Further, Private Investment Funds managers may impose transfer restrictions on the Fund’s interests. There may be no secondary market for the Fund’s interests in the Private Investment Funds. The illiquidity of these interests may adversely affect the Fund were it to have to sell interests at an inopportune time. Sub-REITs invest in illiquid

VERSUS CAPITAL REAL ASSETS FUND LLC
Notes to Portfolio of Investments
For the Period Ended June 30, 2024 (Unaudited) (continued)

assets, and may be unable to sell their assets, or be forced to sell them at reduced prices. The Adviser may also invest directly in other private securities that they may not be able to sell at the Fund’s current carrying value for the securities.
Market Disruption, Health Crises, Terrorism and Geopolitical Risks. The Fund's investments may be negatively affected by the broad investment environment in the real assets market, the debt market and/or the equity securities market. The investment environment is influenced by, among other things, interest rates, inflation, politics, fiscal policy, current events, competition, productivity and technological and regulatory change. In addition, the Fund may be adversely affected by uncertainties such as war, terrorism, international political developments, sanctions or embargos, tariffs and trade wars, changes in government policies, global health crises or similar pandemics, and other related geopolitical events may lead to increased short-term market volatility and have adverse long-term effects on world economies and markets generally, as well as adverse effects on issuers of securities and the value of investments.
Restricted Securities. Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at net asset value as practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. Each of the following securities can suspend redemptions if its respective Board deems it in the best interest of its shareholders. This and other important information are described in the Fund's Prospectus.
As of June 30, 2024, the Fund invested in the following restricted securities:
Security(a)	Acquisition Date(b)	Shares/Par	If Partnership is not designated in units, % owned by Fund	Cost ($1,000s)	Value ($1,000s)	Unfunded Commitments ($1,000)(c),(d)	% of Net Assets
AEW Cold Storage Properties Fund LP	5/4/2022	89,203	—	$101,159	$98,234	$—	3.5%
AgriVest Farmland Fund, Inc.	7/1/2019	9,578	—	19,071	22,634	—	0.8%
Blackstone Infrastructure Partners LP	3/31/2019	37,403	—	46,232	70,416	—	2.5%
BTG Pactual Open Ended Core U.S. Timberland Fund LP	9/18/2017	190,247	—	220,977	295,634	—	10.5%
Ceres Farmland Holdings LP	11/6/2017	—	14.1%	135,000	229,801	—	8.2%
DigitalBridge Credit	12/19/2022	28,322,574	—	27,813	23,459	24,595	0.8%
Future Fiber Holdings, LLC.
SOFR + 6.50%	6/30/2023	2,761,330	—	2,762	2,827	—	0.1%
SOFR + 6.50%	8/23/2023	1,094,759	—	1,095	1,121	—	0.0%
SOFR + 6.50%	3/12/2024	686,806	—	687	703	—	0.0%
SOFR + 6.50%	6/4/2024	666,667	—	667	682	—	0.0%
Future Fiber Holdings, LLC. Unfunded	6/30/2023	5,166,667	—	104	104	5,167	0.0%
Global Diversified Infrastructure Fund	9/18/2017	44,338,080	—	73,390	77,754	—	2.8%
Hancock Timberland and Farmland Fund LP	9/18/2017	77,143	—	79,960	84,311	—	3.0%
Harrison Street Infrastructure Fund LP	7/2/2018	207,175	—	225,000	278,093	—	9.9%
IFC Core Farmland Fund LP	10/25/2019	195,805	—	223,344	251,789	—	9.0%
IFM Global Infrastructure Fund LP	9/28/2018	—	1.7%	35,148	46,069	—	1.7%
IFM US Infrastructure Debt Fund LP	9/28/2018	—	3.5%	15,016	13,621	—	0.5%
IIF Hedged LP	9/18/2017	54,785,769	—	40,267	52,469	—	1.9%
Infrastructure Debt Fund III	3/31/2019	—	9.9%	10,771	7,822	—	0.3%
Jamestown Timberland Fund	7/2/2018	121,515	—	135,010	166,450	—	5.9%
Macquarie Global Infrastructure Fund	3/15/2022	41,342	—	41,413	45,820	9,511	1.6%
National Data Center Fund	4/1/2021	101,592	—	107,067	134,917	—	4.8%
Nuveen - Global Farmland Fund	7/28/2020	123,215	—	121,243	120,402	53,757	4.3%
RMS Evergreen US Forestland Fund LP	9/18/2017	—	11.9%	74,835	100,767	—	3.6%
Spearmint Renewable Development Company, LLC Tranche A
13.75%	1/19/2024	569,231	—	562	556	—	0.0%
13.75%	1/19/2024	2,336,965	—	2,306	2,282	—	0.1%
Spearmint Renewable Development Company, LLC Tranche B
10.75%	1/19/2024	1,430,769	—	1,415	1,397	—	0.1%
10.75%	1/19/2024	5,841,066	—	5,777	5,703	—	0.2%
Stockbridge Niche Logistics Fund LP	4/2/2024	9,251	—	14,022	14,014	85,978	0.5%
US Core Farmland Fund LP	9/18/2017	87,250	—	110,708	139,407	—	5.0%

VERSUS CAPITAL REAL ASSETS FUND LLC
Notes to Portfolio of Investments
For the Period Ended June 30, 2024 (Unaudited) (continued)

Security(a)	Acquisition Date(b)	Shares/Par	If Partnership is not designated in units, % owned by Fund	Cost ($1,000s)	Value ($1,000s)	Unfunded Commitments ($1,000)(c),(d)	% of Net Assets
Vantage Data Centers	9/20/2023	20,000,000	—	$19,637	$19,858	$—	0.7%
Versus Capital Real Assets Sub-REIT ll, LLC	9/29/2017	—	100.0%	102,002	103,628	—	3.7%
Total				$1,994,460	$2,412,744	$179,008	86.0%
(a)	The securities include Investment Funds, private debt investments, and a wholly-owned REIT subsidiaries. The Investment Funds are organized to serve as a collective investment vehicle through which eligible investors may invest in a professionally managed real asset portfolio of equity and debt investments consisting of timberland, infrastructure, agriculture and farmland. The Fund has also invested in wholly-owned and controlled subsidiaries that make direct investments into timberland and agriculture/farmland assets.
(b)	Initial acquisition date as shares are purchased at various dates.
(c)	At June 30, 2024, the Fund has an additional outstanding unfunded commitment of $100 million related to a new Investment Fund.
(d)	Unfunded Commitments approximate their fair values.
Security	Redemption Request(a)	Lock Up Applicable at Period End	Investment Liquidity	Redemption Frequency(b)
AEW Cold Storage Properties Fund LP		None	The fund may offer redemption requests with new capital raise periods.
AgriVest Farmland Fund, Inc	Partial	None	The fund does not have formal redemption notice or lock-up periods.	Quarterly
Blackstone Infrastructure Partners LP		Partial	Contributions have a three-year lock-up.	Quarterly
BTG Pactual Open Ended Core U.S. Timberland Fund LP	Partial	None	Contributions have a two-year lock-up.	Quarterly
Ceres Farmland Holdings LP		None	Contributions have a one-year lock-up.	Annually
DigitalBridge Credit		Full	Closed-end fund which terminates July 31, 2031 subject to one additional one-year extension at the discretion of the fund’s manager.	N/A
Global Diversified Infrastructure Fund		Partial	Contributions have a three-year lock-up. Full redemptions will be paid over 3 years.	Semi-annually
Hancock Timberland and Farmland Fund LP	Partial	None	Contributions have a three-year lock-up.	Annually
Harrison Street Infrastructure Fund LP		None	Contributions have no lock-up.	Quarterly
IFC Core Farmland Fund LP	Partial	Partial	Contributions are locked until October 2024.	Semi-annually
IFM Global Infrastructure Fund LP		None	Contributions have no lock-up.	Quarterly
IFM US Infrastructure Debt Fund LP		None	Contributions have a one-year lock-up.	Quarterly
IIF Hedged LP	Partial	Partial	Contributions have a four-year soft lock up lock-up, subject to a 4% discount.	Semi-annually
Infrastructure Debt Fund III		None	Closed-end fund which terminates February 12, 2026 subject to two additional one-year extensions at the discretion of the fund’s manager.	N/A
Jamestown Timberland Fund		None	Initial contributions have a four-year lock-up.	Quarterly
Macquarie Global Infrastructure Fund		Full	The first $50 million of contributions are subject to an initial lock-up period expiring in March 2027.	Quarterly
National Data Center Fund		Full	Contributions have a five-year lock-up.	Quarterly
Nuveen - Global Farmland Fund		Partial	Contributions have a three-year lock-up.	Annually
RMS Evergreen US Forestland Fund LP		None	Contributions have a three-year lock-up.	Semi-annually
Stockbridge Niche Logistics Fund LP		Full	Contributions have a two-year lock-up.	Quarterly
US Core Farmland Fund LP	Partial	Partial	Contributions have a five-year lock-up.	Quarterly
Versus Capital Real Assets Sub-REIT ll, LLC		None	The security is a wholly-owned REIT subsidiary of the Fund.	N/A
(a)	The Fund submitted a partial redemption request prior to period end, but will maintain market exposure to the investment through a future date. The Investment Manager expects to meet all redemptions over time.
(b)	The investment funds provide redemptions at the frequency listed at the investment managers discretion.

VERSUS CAPITAL REAL ASSETS FUND LLC
Notes to Portfolio of Investments
For the Period Ended June 30, 2024 (Unaudited) (continued)

Commitments and Contingencies
As of June 30, 2024, the Fund had unfunded commitments to fund delayed draw and revolving debt of $5,166,667.
Investment and Type	Rate on Unfunded Portion	Par Amount	Fair Value
Future Fiber Holdings – Delayed Draw Term Loan, 5/1/2025	1.00%	$5,166,667	$104,152